Share-based Compensation - Share-based compensation of subsidiaries (Details) $ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Number of Options Outstanding
Outstanding, Beginning Balance | shares		65,983,875		70,497,950		79,318,499
Granted | shares		1,487,000		1,685,000		2,468,150
Exercised | shares		(4,242,054)		(4,533,690)		(9,119,048)
Cancelled | shares		(482,775)		(1,197,777)		(2,143,711)
Outstanding, Ending Balance | shares		62,619,412		65,983,875		70,497,950		79,318,499
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance			$ 3.57		$ 4.76		$ 3.59
Granted			2.39		3.03		13.89
Exercised			2.63		2.58		2.31
Cancelled			10.25		10.76		12.59
Outstanding, Ending Balance			3.48		3.57		$ 4.76	$ 3.59
Weighted Average Remaining Contractual Life, Outstanding, Options		3 years 6 months 21 days		4 years 6 months 3 days		5 years 5 months 8 days		6 years 4 months 20 days
Aggregate Intrinsic Value, Outstanding, Options | $							$ 1,944,597,000		$ 423,637,000	$ 465,353,000
Risk-free interest rate		1.58%		1.58%		1.58%
Expected term (in years)		10 years		10 years		10 years
Expected dividend yield		0.00%		0.00%		0.00%
Expected volatility		52.00%		52.00%		52.00%
Expected forfeiture rate (post-vesting)		2.00%		2.00%		2.00%
Share-based compensation expenses | ¥		¥ 2,369,041		¥ 2,295,896		¥ 1,010,140
Minimum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)							$ 1.00		$ 1.00	$ 1.00
Risk-free interest rate		3.70%		2.50%		1.08%
Maximum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)							1.01		$ 1.01	$ 1.01
Risk-free interest rate		3.70%		2.56%		1.47%
Expected term (in years)		2 years 6 months		2 years 6 months		2 years 6 months
Expected volatility		57.00%		56.00%		55.00%
Expected forfeiture rate (post-vesting)		1.80%		1.50%		2.00%
A Plan
Number of Options Outstanding
Outstanding, Beginning Balance | shares		30,543,848		31,931,249
Vested | shares				(1,387,401)
Granted | shares		7,525,378
Exercised | shares		(3,663,406)
Cancelled | shares		(5,401,320)
Outstanding, Ending Balance | shares		29,004,500		30,543,848		31,931,249
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance			0.00001		0.00001
Granted			0.00001
Vested					0.00001
Outstanding, Ending Balance			0.00001		0.00001		$ 0.00001
Weighted Average Remaining Contractual Life, Outstanding, Options		7 years 10 months 13 days		8 years 10 months 2 days		9 years 10 months 2 days
Aggregate Intrinsic Value, Outstanding, Options | $							$ 35,888		$ 43,526	$ 34,337
Expiration period	10 years
Requisite service period	4 years
Vesting percentage	25.00%
Vesting period		36 months
Options
Weighted Average Exercise Price, Options
Aggregate Intrinsic Value, Outstanding, Options | $								$ 3,581,119,000
Options | Minimum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)							$ 39.54		$ 6.66	$ 10.34
Options | Maximum
Weighted Average Exercise Price, Options
Fair value of the ordinary shares on the date of option grant (US$)							42.20		$ 6.66	$ 19.61
Options | A Plan
Weighted Average Exercise Price, Options
Vested			$ 1.10		$ 1.12		$ 1.12
Share-based compensation expenses | ¥		¥ 78,617		¥ 53,306		¥ 17,513
Unrecognized share-based compensation expenses, other than options | ¥		¥ 155,843	$ 155,843	¥ 170,091	$ 170,091
Weighted-average period for unrecognized expenses expected to be recognized		1 year 3 months 18 days		2 years 2 months 12 days